Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Balance Sheet by Level) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 410,000	¥ 549,000
Carrying amounts of investments in equity method investees		2,048,581	1,620,168
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		171,989,000	162,529,000
Carrying Amount [Member] | Deposits [Member] | Non-interest-bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		23,446,000	21,123,000
Carrying Amount [Member] | Deposits [Member] | Interest-bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		148,543,000	141,406,000
Carrying Amount [Member] | Call Money and Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		3,669,000	3,417,000
Carrying Amount [Member] | Payable under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		20,728,000	21,268,000
Carrying Amount [Member] | Payable under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		8,205,000	5,521,000
Carrying Amount [Member] | Due to Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		1,611,000	750,000
Carrying Amount [Member] | Other Short-term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		11,389,000	11,077,000
Carrying Amount [Member] | Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		19,394,000	13,823,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		7,682,000	5,123,000
Carrying Amount [Member] | Cash and Due from Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		3,353,000	3,689,000
Carrying Amount [Member] | Interest-earning Deposits in Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		37,365,000	20,501,000
Carrying Amount [Member] | Call Loans and Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		660,000	919,000
Carrying Amount [Member] | Receivables under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		7,273,000	7,300,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		4,660,000	4,210,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[1],[2]	4,285,000	2,870,000
Carrying Amount [Member] | Loans, Net of Allowance for Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[3]	117,210,000	109,182,000
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[4]	5,272,000	5,832,000
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		172,020,000	162,570,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		172,020,000	162,570,000
Estimated Fair Value [Member] | Deposits [Member] | Non-interest-bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		23,446,000	21,123,000
Estimated Fair Value [Member] | Deposits [Member] | Non-interest-bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		23,446,000	21,123,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		148,574,000	141,447,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		148,574,000	141,447,000
Estimated Fair Value [Member] | Call Money and Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		3,669,000	3,417,000
Estimated Fair Value [Member] | Call Money and Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		3,669,000	3,417,000
Estimated Fair Value [Member] | Payable under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		20,728,000	21,268,000
Estimated Fair Value [Member] | Payable under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		20,728,000	21,268,000
Estimated Fair Value [Member] | Payable under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		8,205,000	5,521,000
Estimated Fair Value [Member] | Payable under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		8,205,000	5,521,000
Estimated Fair Value [Member] | Due to Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		1,611,000	750,000
Estimated Fair Value [Member] | Due to Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		1,611,000	750,000
Estimated Fair Value [Member] | Other Short-term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		11,389,000	11,077,000
Estimated Fair Value [Member] | Other Short-term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		11,389,000	11,077,000
Estimated Fair Value [Member] | Long-term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		19,672,000	14,118,000
Estimated Fair Value [Member] | Long-term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		19,672,000	14,118,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		7,682,000	5,123,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities		7,682,000	5,123,000
Estimated Fair Value [Member] | Cash and Due from Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		3,353,000	3,689,000
Estimated Fair Value [Member] | Cash and Due from Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		3,353,000	3,689,000
Estimated Fair Value [Member] | Interest-earning Deposits in Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		37,365,000	20,501,000
Estimated Fair Value [Member] | Interest-earning Deposits in Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		37,365,000	20,501,000
Estimated Fair Value [Member] | Call Loans and Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		660,000	919,000
Estimated Fair Value [Member] | Call Loans and Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		660,000	919,000
Estimated Fair Value [Member] | Receivables under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		7,273,000	7,300,000
Estimated Fair Value [Member] | Receivables under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		7,273,000	7,300,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		4,660,000	4,210,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets		4,660,000	4,210,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[1],[2]	4,369,000	2,908,000
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[1],[2]	1,145,000	220,000
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[1],[2]	1,034,000	701,000
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[1],[2]	2,190,000	1,987,000
Estimated Fair Value [Member] | Loans, Net of Allowance for Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[3]	118,720,000	110,577,000
Estimated Fair Value [Member] | Loans, Net of Allowance for Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[3]	6,000	11,000
Estimated Fair Value [Member] | Loans, Net of Allowance for Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[3]	290,000	307,000
Estimated Fair Value [Member] | Loans, Net of Allowance for Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[3]	118,424,000	110,259,000
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[4]	5,272,000	5,832,000
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	[4]	¥ 5,272,000	¥ 5,832,000

[1]	Excludes cost-method investments of ¥549 billion and ¥410 billion at March 31, 2014 and 2015, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥1,620 billion and ¥2,049 billion at March 31, 2014 and 2015, respectively.